Concentrations of risk (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Revenue Benchmark [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.70%	12.20%	16.00%	32.10%
Revenue Benchmark [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.10%	12.00%	15.10%	25.40%
Revenue Benchmark [Member] | Customers Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.80%	11.40%	12.80%	10.90%
Revenue Benchmark [Member] | Customers Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	10.70%	12.80%	10.10%
Revenue Benchmark [Member] | Customers Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.20%
Revenue Benchmark [Member] | Customers Six [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.80%
Accounts Receivable [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.70%	42.60%	53.20%
Accounts Receivable [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.70%	37.30%	46.80%
Accounts Receivable [Member] | Customers Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.90%	20.10%
Accounts Receivable [Member] | Customers Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.20%
Accounts Receivable [Member] | Customers Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.40%
Accounts Receivable [Member] | Customers Six [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.50%